Background, Principal Activities and Basis of Presentation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Himax Technologies Limited [Member]
Main activities	IC design and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	100.00%	100.00%
Himax Technologies Korea Ltd [Member]
Main activities	IC design and sales
Jurisdiction of Incorporation	South Korea
Percentage of Ownership	100.00%	100.00%
Himax Technologies Japan Ltd. [Member]
Main activities	Sales
Jurisdiction of Incorporation	Japan
Percentage of Ownership	100.00%	100.00%
Himax Semiconductor Inc [Member]
Main activities	IC design and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	100.00%	100.00%
Himax Semiconductor (Hong Kong) Limited [Member]
Main activities	Investments
Jurisdiction of Incorporation	Hong Kong
Percentage of Ownership	100.00%	100.00%
Himax Technologies (Samoa) Inc [Member]
Main activities	Investments
Jurisdiction of Incorporation	Samoa
Percentage of Ownership	100.00%	100.00%
Himax Technologies (Suzhou) Co Ltd [Member]
Main activities	Sales and technical support
Jurisdiction of Incorporation	PRC
Percentage of Ownership	100.00%	100.00%
Himax Technologies (Shenzhen) Co Ltd [Member]
Main activities	Sales and technical support
Jurisdiction of Incorporation	PRC
Percentage of Ownership	100.00%	100.00%
Himax Display Inc [Member]
Main activities	LCOS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	82.55%	81.80%
Integrated Microdisplays Limited [Member]
Main activities	LCOS design
Jurisdiction of Incorporation	Hong Kong
Percentage of Ownership	82.55%	81.80%
Himax Display (USA) Inc [Member]
Main activities	LCOS and MEMS design, sales and technical support
Jurisdiction of Incorporation	California, USA
Percentage of Ownership	82.55%	81.80%
Himax Analogic Inc [Member]
Main activities	IC design and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	98.62%	98.61%
Himax Imaging Inc [Member]
Main activities	Investments
Jurisdiction of Incorporation	Cayman Islands
Percentage of Ownership	100.00%	100.00%
Himax Imaging Ltd [Member]
Main activities	IC design and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	93.84%	93.65%
Himax Imaging Corp [Member]
Main activities	IC design
Jurisdiction of Incorporation	California, USA
Percentage of Ownership	93.84%	93.65%
Himax Media Solutions Inc [Member]
Main activities	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing
Jurisdiction of Incorporation	ROC
Percentage of Ownership	99.21%	99.21%
Harvest Investment Limited [Member]
Main activities	Investments
Jurisdiction of Incorporation	ROC
Percentage of Ownership	100.00%	100.00%
Liqxtal Technology Inc. [Member]
Main activities	LC Lens design and sales
Jurisdiction of Incorporation	ROC
Percentage of Ownership	64.00%	64.00%